Convertible Promissory Notes (Details) - USD ($)										12 Months Ended
	Dec. 26, 2024	Aug. 26, 2024	Oct. 04, 2023	Jun. 14, 2023	Jun. 07, 2023	May 11, 2023	Mar. 31, 2023	Feb. 24, 2023	Feb. 22, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible Promissory Notes [Line Items]
Original issue discount									20.00%
Converted amount				$ 3,950,000		$ 2,820,000				$ 705,000	$ 76,770,000
Conversion of shares (in Shares)		2,350,000	100,000,000	10,000,000
Accrued interests payable										31,941,830	32,278,403
Accumulated differences amount										61,094,673	60,781,596
Interest expense											3,460,000
Unsecured Senior Convertible Promissory Note [Member]
Convertible Promissory Notes [Line Items]
Issued amount									$ 40,000,000
Interest rate									8.00%
Principal amount									$ 40,000,000
Purchase price							$ 56,000,000		$ 32,000,000
Ordinary shares, par value (in Dollars per share)								$ 0.01
Conversion price per share (in Dollars per share)								$ 0.5
Conversion of shares (in Shares)								80,000,000
Senior Convertible Promissory Note [Member]
Convertible Promissory Notes [Line Items]
Issued amount					$ 7,000,000		$ 70,000,000
Interest rate					1.00%		8.00%
Purchase price							$ 56,000,000
Original issue discount							20.00%
Ordinary shares, par value (in Dollars per share)				$ 0.01		$ 0.01
Conversion price per share (in Dollars per share)		$ 0.3	$ 0.3	$ 0.395		$ 0.705
Converted amount			$ 30,000,000	$ 3,950,000		$ 2,820,000
Conversion of shares (in Shares)						4,000,000
Unamortized discount										7,583,170	7,951,597
Accrued interests payable										6,472,292	4,200,000
Convertible Promissory Notes [Member]
Convertible Promissory Notes [Line Items]
Interest expense										$ 2,272,292	$ 4,200,000
Minimum [Member] | Senior Convertible Promissory Note [Member]
Convertible Promissory Notes [Line Items]
Interest rate	8.00%
Maximum [Member] | Senior Convertible Promissory Note [Member]
Convertible Promissory Notes [Line Items]
Interest rate	2.00%
Common Stock [Member]
Convertible Promissory Notes [Line Items]
Converted amount		$ 705,000
2024 Reverse Stock Split [Member]
Convertible Promissory Notes [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.08
Converted amount								$ 4
Conversion of shares (in Shares)		293,750	12,500,000	1,250,000		500,000
2024 Reverse Stock Split [Member] | Unsecured Senior Convertible Promissory Note [Member]
Convertible Promissory Notes [Line Items]
Reverse stock split per share (in Dollars per share)								$ 0.08
Conversion of shares (in Shares)								10,000,000
2024 Reverse Stock Split [Member] | Senior Convertible Promissory Note [Member]
Convertible Promissory Notes [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.08
Conversion price per share (in Dollars per share)		$ 2.4	$ 2.4	$ 3.16		$ 5.64